Supplemental Information - Additional Information (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Supplemental Information [Line Items]
Operating expense	$ 926,171	$ 661,715
General and administrative expense	90,072	107,689
Depreciation and Amortization, Gain on Re-Measurement, Loss on Asset Decommissioning, and Impairment of Property, Plant and Equipment [Member]
Supplemental Information [Line Items]
Operating expense	364,200	369,700
General and administrative expense	$ 13,500	$ 14,400